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Eaton Vance
Cash Management Fund

Eaton Vance
Liquid Assets Fund

Eaton Vance
Money Market Fund


Annual

Shareholder Report

December 31, 1996

To Shareholders

The U.S. economy in 1996 experienced a year of growth, low inflation, and rising employment. The annualized rate of economic growth, as measured by the U.S. Commerce Department's quarterly report of Gross Domestic Product (GDP), was 2.0%, 4.7%, 2.1% and 4.7% for the four quarters of the year, respectively. Inflation, as measured by the Consumer Price Index (CPI), was 3.3% for the year as a whole (not seasonally adjusted). Unemployment remained at a low level of 5.3% in December.

The perennial issue for investors in money market securities is the movement of short-term interest rates, which is, to a large extent, influenced by the Federal Reserve Board's Fed Funds Rate. After lowering the Fed Funds Rate twice in 1995 and a third time in January, 1996, the Federal Reserve left it untouched for the remainder of the year, unconvinced that the rate of inflation was sufficient to warrant an increase.

With each meeting of the Federal Reserve Board during the year, bond traders attempted to gauge whether the Fed Funds Rate would be raised or lowered. As a result, short-term interest rates increased with rumors of a tightening and decreased with talk of ease. Commercial paper rates (60-day), shown in the graph following, averaged 5.31% during 1996, and for most of the year ranged less than 0.25% on either side of that mean level.

Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Commercial paper rates fluctuated
within a narrow range during 1996

[GRAPHIC OMITTED: WORM CHART]
1996 Sixty-Day Commercial Paper Rates

1/5/96         0.0543
1/12/96        0.0545
1/19/96        0.0539
1/26/96        0.0536
2/2/96         0.0518
2/9/96         0.0512
2/16/96        0.0518
2/23/96        0.0515
3/1/96         0.0517
3/8/96         0.0522
3/15/96        0.0523
3/22/96        0.0526
3/29/96        0.0525
4/5/96         0.0528
4/12/96        0.053
4/19/96        0.0527
4/26/96        0.0525
5/3/96         0.0527
5/10/96        0.0527
5/17/96        0.0528
5/24/96        0.0527
5/31/96        0.0528
6/7/96         0.0533
6/14/96        0.0536
6/21/96        0.0536
6/28/96        0.0538
7/5/96         0.0538
7/12/96        0.0538
7/19/96        0.0534
7/26/96        0.0536
8/2/96         0.0534
8/9/96         0.0528
8/16/96        0.0529
8/23/96        0.0526
8/30/96        0.0531
9/6/96         0.054
9/13/96        0.0537
9/20/96        0.0538
9/27/96        0.0532
10/4/96        0.0528
10/11/96       0.0527
10/18/96       0.0528
10/25/96       0.053
11/1/96        0.053
11/8/96        0.053
11/15/96       0.0532
11/22/96       0.053
11/29/96       0.0534
12/6/96        0.0535
12/13/96       0.0535
12/20/96       0.0542
12/27/96       0.0542

Source: Bloomberg, L.P.


An investment in one of the Portfolio's money market funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. However, investors should be aware that the Portfolio continues to invest only in securities of the highest quality. Its holdings of commercial paper have been given the top rating by at least two nationally recognized statistical rating organizations. The Portfolio also invests in U.S. Government agency securities, which are not rated officially but are considered to be of higher quality. The Portfolio continues to maintain an average maturity of between 30 and 40 days.

Sincerely,

/S/ M. Dozier Gardner

M. Dozier Gardner
President
February 7, 1997



EV Money Market Funds
Financial Statements

Statements of Assets and Liabilities
December 31, 1996
------------------------------------------------------------------------------------------
                                                    Cash           Liquid          Money
                                                 Management        Assets         Market
                                                    Fund            Fund           Fund
                                                -----------     -----------    -----------
Assets:
Investment in Portfolio, at value (Note 1A)    $150,455,574     $19,999,422    $21,205,074
Receivable for Fund shares sold                   4,282,321              --     10,279,302
Receivable from Fund Administrator (Note 4)              --              --          8,579
Prepaid expenses                                         --           6,680             --
Deferred organization expenses (Note 1D)                 --              --         22,596
                                               ------------     -----------    -----------
Total assets                                   $154,737,895     $20,006,102    $31,515,551
                                               ------------     -----------    -----------
Liabilities:
Dividends payable                              $    154,907     $    15,893    $     6,875
Payable for Fund shares redeemed                  2,878,584          77,342        254,012
Trustees' fees payable                                  834              42             42
Accrued expenses                                     12,660           2,489          4,428
                                               ------------     -----------    -----------
Total liabilities                                 3,046,985          95,766        265,357
                                               ------------     -----------    -----------
Net Assets (represented by paid-in capital)    $151,690,910     $19,910,336    $31,250,194
                                               ============     ===========    ===========
Shares of Beneficial Interest
Outstanding (Note 3)                            151,690,910      19,910,336     31,250,194
                                               ============     ===========    ===========
Net Asset Value, Offering and Redemption
Price Per Share (net assets (divided by)
shares of beneficial interest outstanding)            $1.00           $1.00          $1.00
                                                      =====           =====          =====

The accompanying notes are an integral part of the financial statements





Statements of Operations
------------------------------------------------------------------------------------------
For the Year Ended December 31, 1996
------------------------------------------------------------------------------------------
                                                    Cash           Liquid          Money
                                                 Management        Assets         Market
                                                    Fund            Fund           Fund
                                                -----------     -----------    -----------
Investment Income (Note 1B):
Interest income allocated from Portfolio         $7,484,627      $1,354,390     $1,347,280
Expenses allocated from Portfolio                  (814,137)       (147,567)      (146,556)
                                                 ----------      ----------     ----------
Total investment income                          $6,670,490      $1,206,823     $1,200,724
                                                 ----------      ----------     ----------

Expenses --
Compensation of Trustees not members of the
Administrator's organization (Note 4)            $    3,225      $      162     $      161
Distribution and service fees (Note 5)                   --          62,420        201,341
Transfer and dividend disbursing agent fees          96,223          18,890         15,663
Custodian fee                                        23,678           4,825          5,147
Printing and postage                                 34,743          11,132          9,969
Registration costs                                   22,642          19,405         35,852
Legal and accounting services                        13,054          12,808         13,170
Amortization of organization expenses (Note 1D)          --              --          5,932
Miscellaneous                                        11,871           4,847          3,859
                                                 ----------      ----------     ----------
Total expenses                                   $  205,436      $  134,489     $  291,094
Deduct allocation of expenses
to the Administrator (Note 4)                            --              --          8,579
                                                 ----------      ----------     ----------
Net expenses                                     $  205,436      $  134,489     $  282,515
                                                 ----------      ----------     ----------
Net investment income                            $6,465,054      $1,072,334     $  918,209
                                                 ==========      ==========     ==========

The accompanying notes are an integral part of the financial statements





Statements of Changes in Net Assets
------------------------------------------------------------------------------------------
For the Year Ended December 31, 1996
------------------------------------------------------------------------------------------
                                                    Cash           Liquid          Money
                                                 Management        Assets         Market
                                                    Fund            Fund           Fund
                                                -----------     -----------    -----------
Increase (Decrease) in Net Assets:
From operations --
Net investment income                          $  6,465,054    $  1,072,334    $   918,209
Distributions to shareholders from
net investment income (Note 2)                   (6,465,054)     (1,072,334)      (918,209)
Net increase (decrease) in net assets
from Fund share transactions (Note 3)            (3,560,208)    (14,115,928)    18,298,953
                                               ------------    ------------    -----------
Net increase (decrease) in net assets          $ (3,560,208)   $(14,115,928)   $18,298,953
Net Assets:
At beginning of year                            155,251,118      34,026,264     12,951,241
                                               ------------    ------------    -----------
At end of year                                 $151,690,910    $ 19,910,336    $31,250,194
                                               ============    ============    ===========
------------------------------------------------------------------------------------------
For the Year Ended December 31, 1995
------------------------------------------------------------------------------------------
                                                    Cash           Liquid          Money
                                                 Management        Assets         Market
                                                    Fund            Fund           Fund*
                                                -----------     -----------    -----------
Increase (Decrease) in Net Assets:
From operations --
Net investment income                          $  6,681,642    $  2,743,890    $   444,014
Distributions to shareholders
from net investment income (Note 2)              (6,681,642)     (2,743,890)      (444,014)
Net increase (decrease) in net
assets from Fund share
transactions (Note 3)                            43,629,610     (84,572,328)    12,951,241
                                               ------------    ------------    -----------
Net increase (decrease) in net assets          $ 43,629,610    $(84,572,328)   $12,951,241
Net Assets:
At beginning of year                            111,621,508     118,598,592             --
                                               ------------    ------------    -----------
At end of year                                 $155,251,118    $ 34,026,264    $12,951,241
                                               ============    ============    ===========

* For the period from the start of business,  April 5, 1995, to December 31, 1995.

The accompanying notes are an integral part of the financial statements





Financial Highlights
--------------------------------------------------------------------------------------------
Cash Management Fund
--------------------------------------------------------------------------------------------
                                                       Year Ended December 31,
                                        ----------------------------------------------------
                                          1996       1995       1994       1993       1992
                                        --------   --------   --------   --------   --------
Net asset value -- Beginning of year    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                        --------   --------   --------   --------   --------
Income from operations:
Net investment income                   $ 0.0470   $ 0.0522   $ 0.0345   $ 0.0251   $ 0.0306
Less distributions:
From net investment income              $(0.0470)  $(0.0522)  $(0.0345)  $(0.0251)  $(0.0306)
                                        --------   --------   --------   --------   --------
Net asset value -- End of year          $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                        ========   ========   ========   ========   ========
Total Return (2)                            4.82%      5.35%      3.49%      2.54%      3.14%
Ratios/Supplemental Data:
Net assets, end of year
(000's omitted)                         $151,691   $155,251   $111,622   $112,200   $161,986
Expenses as a percentage
of average daily net assets (1)             0.74%      0.74%      0.84%      0.67%      0.76%
Net investment income as a percentage of
average daily net assets (1)                4.70%      5.22%      3.40%      2.51%      3.09%

(1) Includes the Fund's share of Cash Management Portfolio's income and expenses for the years ended December 31, 1996 and 1995 and for the period from May 2, 1994 to December 31, 1994.

(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the record date.

The accompanying notes are an integral part of the financial statements





Financial Highlights
--------------------------------------------------------------------------------------------------------
Liquid Assets Fund
--------------------------------------------------------------------------------------------------------
                                                 Year Ended December 31,            Year Ended March 31,
                                       ----------------------------------------     --------------------
                                         1996        1995      1994       1993*       1993+      1992+
                                       --------   --------   --------   --------    --------   --------
Net asset value -- Beginning of year   $   1.00   $   1.00   $   1.00   $   1.00    $   1.00   $   1.00
                                       --------   --------   --------   --------    --------   --------
Income from operations:
Net investment income                  $ 0.0432   $ 0.0505   $ 0.0328   $ 0.0113    $ 0.0217   $ 0.0415
Less distributions:
From net investment income             $(0.0432)  $(0.0505)  $(0.0328)  $(0.0113)   $(0.0217)  $(0.0415)
                                       --------   --------   --------   --------    --------   --------
Net asset value -- End of year         $   1.00   $   1.00   $   1.00   $   1.00    $   1.00   $   1.00
                                       ========   ========   ========   ========    ========   ========
Total Return (2)                           4.41%      5.16%      3.29%      1.14%(3)    2.35%      4.38%
Ratios/Supplemental Data:
Net assets, end of year
(000's omitted)                        $ 19,910   $ 34,026   $118,599   $ 10,566    $ 18,553   $  9,145
Expenses as a percentage
of average daily net assets (1)            1.13%      0.91%      0.94%      1.49%++     0.92%      1.23%
Net investment income as a percentage
of average daily net assets (1)            4.31%      5.11%      3.55%      1.66%++     2.33%      4.30%

For the periods presented below, the operating expenses of the Fund reflect an allocation of expenses to the administrator. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

                                                                       Period Ended  Year Ended March 31,
                                                                        December 31, --------------------
                                                                            1993*       1993+     1992+
                                                                        ------------  -------    -------
Net investment income per share                                          $0.0092      $0.0171    $0.0372
                                                                         -------      -------    -------
Ratios: (As a percentage of average daily net assets)(1):
Expenses                                                                    1.80%++      1.42%      1.73%
Net investment income                                                       1.35%++      1.85%      3.80%

  +  Audited by the Fund's previous auditors.

 ++ Computed on an annualized basis.

  * For the nine months ended December 31, 1993.  The Liquid Assets Fund changed its fiscal year end from
    March 31 to December 31, effective December 31, 1993.

(1) Includes the Fund's share of Cash Management Portfolio's income and expenses for the years ended
    December 31, 1996 and 1995 and for the period from May 2, 1994 to December 31, 1994.

(2) Total return is calculated assuming a purchase at net asset value on the first day and sale at net asset value on the last day of the period. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the record date.

(3) Total return is not computed on an annualized basis.

The accompanying notes are an integral part of the financial statements





Financial Highlights
-----------------------------------------------------------------------
Money Market Fund
-----------------------------------------------------------------------
                                               Year Ended December 31,
                                               -----------------------
                                                  1996          1995*
                                                --------      --------
Net asset value -- Beginning of period          $   1.00      $   1.00
                                                --------      --------
Income from operations:
Net investment income                           $ 0.0370      $ 0.0312
Less distributions:
From net investment income                      $(0.0370)     $(0.0312)
                                                --------      --------
Net asset value -- End of year                  $   1.00      $   1.00
                                                ========      ========
Total Return (2)                                    3.77%         3.17%(3)
Ratios/Supplemental Data:
Net assets, end of year (000's omitted)         $ 31,250      $ 12,951
Expenses as a percentage of average
daily net assets (1)                                1.73%         1.68%+
Net investment income as a percentage
of average daily net assets (1)                     3.70%         4.19%+

For the year ended December 31, 1996 and for the period from April 5, 1995
(start of business), to December 31, 1995, the operating expenses of the Fund reflect an allocation of expenses to the administrator. Had such action not been taken, net investment income per share and the ratios would have been as follows:

Net investment income per share                 $ 0.0367      $ 0.0300
                                                --------      --------
Ratios: (As a percentage of average
daily net assets)(1):
Expenses                                            1.76%         1.85%+
Net investment income                               3.66%         4.03%+

  + Computed on an annualized basis.

  * For the period from the start of business, April 5, 1995, to December 31, 1995.

(1) Includes the Fund's share of Cash Management Portfolio's income and expenses.

(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the record date.

(3) Total return is not computed on an annualized basis.

The accompanying notes are an integral part of the financial statements




Notes to Financial Statements
December 31, 1996

(1) Significant Accounting Policies

Eaton Vance Mutual Funds Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as amended (1940 Act), as an open-end management investment company. The Trust presently consists of fifteen Funds, three of which are included in these financial statements. They include Eaton Vance Cash Management Fund ("Cash Management Fund"), Eaton Vance Liquid Assets Fund ("Liquid Assets Fund") and Eaton Vance Money Market Fund ("Money Market Fund") (individually, the "Fund", collectively the "Funds") each of which is registered under the 1940 Act, as diversified, open-end management investment companies seeking high income consistent with the preservation of capital and maintenance of liquidty.

The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Funds. The value of each Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (78.5% for Cash Management Fund, 10.4% for Liquid Assets Fund and 11.1% for Money Market Fund at December 31, 1996). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial
Statements which are included elsewhere in this report.

B. Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

C. Federal Taxes -- The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1996, Liquid Assets Fund, for federal income tax purposes, had a capital loss carryover of $6,977, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2001.

D. Deferred Organization Expenses -- Costs incurred by the Money
Market Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

E. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. Other -- Investment transactions are accounted for on a trade date basis.

(2) Distribution to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are paid monthly. Dividends are paid in the form of additional shares or, at the election of the shareholder, in cash.

The Funds distinguish between distributions on a tax basis and a financial basis. Generally accepted accounting principles require that only distributions in excess of tax earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

(3) Shares of Beneficial Interest


The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, with no par value. Transactions in Fund shares were as follows:

                                                       Cash Management Fund
                                      -------------------------------------------------------
                                               Year Ended                 Year Ended
                                            December 31, 1996           December 31, 1995
                                      --------------------------    --------------------------
                                         Shares         Amount        Shares          Amount
                                      -----------  -------------   ------------  -------------
Sales                                 614,892,840  $ 614,892,840    554,615,530  $ 554,615,530
Issued to shareholders
electing to receive
payments of distributions
in Fund shares                          4,425,531      4,425,531      4,331,670      4,331,670
Redemptions                          (622,878,579)  (622,878,579)  (515,317,590)  (515,317,590)
                                     ------------   ------------   ------------  -------------
Net increase (decrease)                (3,560,208)  $ (3,560,208)    43,629,610  $  43,629,610
                                     ============   ============   ============  =============



                                                       Liquid Assets Fund
                                      -------------------------------------------------------
                                               Year Ended                 Year Ended
                                            December 31, 1996           December 31, 1995
                                      --------------------------    --------------------------
                                         Shares         Amount        Shares          Amount
                                      -----------  -------------   ------------  -------------
Sales                                    49,292    $      49,292     54,191,074  $  54,191,074
Issued to shareholders
electing to receive
payments of distributions
in Fund shares                          660,755          660,755      1,745,191      1,745,191
Redemptions                         (14,825,975)     (14,825,975)  (140,508,593)  (140,508,593)
                                     ----------    -------------    -----------  -------------
Net decrease                        (14,115,928)   $ (14,115,928)   (84,572,328) $ (84,572,328)
                                     ==========    =============    ===========  =============




                                                       Money Market Fund
                                      ---------------------------------------------------------------
                                                                       For the Period from the
                                               Year Ended            Start of Business, April 5, 1995,
                                            December 31, 1996           to December 31, 1995
                                      --------------------------    --------------------------
                                         Shares        Amount         Shares          Amount
                                      -----------  -------------   ------------  -------------
Sales                                 474,121,094  $ 474,121,094    197,167,299   $197,167,299
Issued to shareholders
electing to receive
payments of distributions
in Fund shares                            490,977        490,977        180,366        180,366
Redemptions                          (456,313,118)  (456,313,118)  (184,396,424)  (184,396,424)
                                     ------------  -------------    -----------  -------------
Net increase                           18,298,953  $  18,298,953     12,951,241  $  12,951,241
                                     ============  =============    ===========  =============




(4) Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Funds, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Money Market Fund for the year ended December 31, 1996, $8,579 of expenses related to the operation of the Fund were allocated to EVM. Except as to Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Certain of the officers and Trustees of the Funds and Portfolio are officers and directors/trustees of the above organizations (Note 5).

(5) Distribution Plans

Money Market Fund and Liquid Assets Fund have adopted distribution plans (individually the "Plan" and collectively the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plan for Money Market Fund requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 0.75% of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. The Plan for Liquid Assets Fund does not provide for annual payments to EVD for providing such services and facilities, however the Plan does require the Fund to calculate outstanding Uncovered Distribution Charges. Each Fund's balance of Uncovered Distribution Charges is equivalent to the sum of (i) 6.25% (5% for Liquid Assets Fund) of the aggregate amount received by the Fund for shares sold plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. For the year ended December 31, 1996, Money Market Fund paid $186,355 to EVD, representing 0.75% of the Fund's average daily net assets. At December 31, 1996, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for Money Market Fund and Liquid Assets Fund were approximately $2,714,000 and $2,080,000, respectively.

In addition, the Plans authorize the Funds to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets. The Trustees of the Funds have initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to the Principal Underwriter and Authorized
Firms in amounts not expected to exceed 0.15% (0.25% for Liquid
Assets Fund) per annum of each Fund's average daily net assets based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. For the year ended December 31, 1996, Money Market Fund and Liquid Assets Fund paid service fees to EVD and Authorized Firms in the amount of $14,986 and $62,420, respectively. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by a Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

Certain of the officers and Trustees of the Funds are officers or directors of EVD.

(6) Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) is imposed on any redemption of shares from either Money Market Fund or Liquid Assets Fund made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC is imposed at rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $284,000 and $169,000 of CDSC paid by shareholders for the year ended December 31, 1996 for the Money Market Fund and Liquid Assets Fund, respectively.

(7) Investment Transactions

Increases and decreases in the Funds' investment in the Portfolio for the year ended December 31, 1996 are as follows:

            Cash Management   Liquid Assets    Money Market
                  Fund            Fund             Fund
           ----------------   ------------    --------------
Increase      $611,240,407    $   175,556      $464,151,422
Decrease       624,510,638     15,715,418       457,659,011



Report of Independent Accountants

To the Board of Trustees and Shareholders of Eaton Vance Mutual Funds Trust:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Cash Management Fund, Eaton Vance Liquid Assets Fund and Eaton Vance Money Market Fund (certain of the Funds constituting Eaton Vance Mutual Funds Trust), as of December 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two periods then ended and the financial highlights for each of the periods indicated on the statements herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Mutual Funds Trust as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for the two years then ended and their financial highlights for each of the periods indicated on the statements herein, in conformity with generally accepted accounting principles.

                                      COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
January 31, 1997



Cash Management Portfolio
Portfolio of Investments
December 31, 1996

Commercial Paper - 57.3%

Ratings (unaudited)
---------------------
                      Principal
Standard                 Amount
& Poor's Moody's (000's Omitted)                                                     Value
-------------------------------------------------------------------------------------------
                             Agriculture -- 1.2%
A-1+    P-1       $   750    Cargill Inc. 5.25%, 3/12/97                        $    742,344
A-1+    P-1         1,500    Cargill Financial Services Corp.
                             5.27%, 1/8/97 (2)                                     1,498,463
                                                                                ------------
                                                                                $  2,240,807
                                                                                ------------
                             Automotive -- 0.5%
A-1     P-1       $ 1,000    Ford Motor Credit Co. 5.45%, 1/22/97               $    996,821
                                                                                ------------
                             Banking & Finance -- 17.2%
A-1     P-1        $2,625    American Express Credit Corp. 5.50%, 1/14/97         $2,619,786
A-1+    P-1         2,000    Asset Securitization Coop. Corp. 5.30%, 1/8/97 (2)    1,997,939
A-1+    P-1         1,500    Asset Securitization Coop. Corp. 5.31%, 1/9/97 (2)    1,498,230
A-1+    P-1         2,500    Associates Corp. of No. America 5.38%, 1/31/97        2,488,791
A-1+    P-1         1,000    Associates Corp. of No. America 5.33%, 3/11/97          989,784
A-1+    P-1         1,500    Associates Corp. of No. America 5.34%, 3/31/97        1,480,197
A-1     P-1         2,500    CIT Group Holdings Inc. 5.48%, 1/22/97                2,492,009
A-1+    P-1         2,500    CIESCO 5.375%, 1/3/97                                 2,499,253
A-1+    P-1         1,000    CIESCO 5.28%, 1/15/97                                   997,947
A-1+    P-1         1,000    CIESCO 5.27%, 1/27/97                                   996,194
A-1+    P-1         3,500    Corporate Asset Funding Co. 5.28%, 1/30/97            3,485,113
A-1     P-1         2,000    Corporate Receivables Corp. 5.43%, 2/3/97 (1)         1,990,045
A-1+    P-1         3,000    CXC Incorporated 5.30%, 1/13/97 (2)                   2,994,700
A-1+    P-1         1,600    Delaware Funding Corp. 5.32%,1/14/97 (2)              1,596,926
A-1+    P-1         1,000    Norwest Financial Inc. 5.30%, 1/13/97                   998,233
A-1+    P-1           800    Norwest Financial Inc. 5.28%, 3/14/97                   791,552
A-1+    P-1         3,000    Norwest Financial Inc. 5.41%, 3/26/97                 2,962,130
                                                                                 ------------
                                                                                 $32,878,829
                                                                                 ------------
                             Chemicals -- 2.1%
A-1+    P-1        $2,200    E.I. DuPont de Nemours & Co. 5.28%, 1/14/97 (2)       2,195,805
A-1+    P-1         1,920    E.I. DuPont de Nemours & Co. 5.25%, 2/12/97 (2)      $1,908,240
                                                                                ------------
                                                                                  $4,104,045
                                                                                ------------
                             Credit Unions -- 4.2%
A-1+    P-1        $3,000    Central Corporate Credit Union 5.47%, 1/15/97        $2,993,618
A-1+    P-1         3,500    Mid-States Corp. Federal Credit Union 5.57%, 1/16/97  3,491,877
A-1+    P-1           760    US Central Credit Union 5.29%, 1/21/97                  757,767
A-1+    P-1           750    US Central Credit Union 5.35%, 1/27/97                  747,102
                                                                                ------------
                                                                                  $7,990,364
                                                                                ------------
                             Electrical Equipment & Electronics -- 5.5%
A-1+    P-1        $2,330    General Electric Capital Corp. 5.31%, 1/23/97        $2,322,439
A-1+    P-1         1,000    General Electric Capital Corp. 5.31%, 1/27/97           996,165
A-1+    P-1           345    General Electric Capital Corp. 5.30%, 1/27/97           343,679
A-1+    P-1         1,655    General Electric Capital Corp. 5.29%, 2/12/97         1,644,786
A-1+    P-1         1,500    General Electric Capital Corp. 5.41%, 3/26/97         1,481,065
A-1+    P-1         2,600    Motorola Credit Corp. 5.24%, 1/22/97                  2,592,052
A-1+    P-1         1,200    Motorola Credit Corp. 5.25%, 2/14/97                  1,192,300
                                                                                ------------
                                                                                 $10,572,486
                                                                                ------------
                             Food & Beverages -- 4.8%
A-1+    P-1        $3,000    Anheuser-Busch Co. 5.22%, 1/6/97                     $2,997,825
A-1+    P-1         1,700    Coca-Cola Co. 5.23%, 1/21/97                          1,695,061
A-1+    P-1         1,420    Coca-Cola Co. 5.32%, 3/7/97                           1,406,360
A-1+    P-1         3,100    Nestle Capital Corp. 5.28%, 2/6/97                    3,083,632
                                                                                ------------
                                                                                  $9,182,878
                                                                                ------------
                             Household Products -- 0.5%
A-1+    P-1        $1,000    Procter & Gamble Co. 5.28%, 2/19/97                    $992,813
                                                                                ------------
                             Insurance -- 9.8%
A-1+    P-1        $2,600    AI Credit Corp. 5.24%, 1/10/97                       $2,596,594
A-1+    P-1           795    AI Credit Corp. 5.29%,2/26/97                           788,458
A-1+    P-1         1,500    APC Funding Corp. 5.37%, 2/4/97                       1,492,393
A-1+    P-1         1,000    APC Funding Corp. 5.50%, 2/27/97                        991,292
A-1+    P-1         2,600    MetLife Funding Inc. 5.30%, 3/5/97                    2,575,885
A-1+    P-1         2,000    Prudential Funding Corp. 5.25%, 1/2/97                1,999,708
A-1+    P-1         2,000    SAFECO Credit Co. Inc. 5.28%, 1/17/97                 1,995,306
A-1+    P-1           433    SAFECO Credit Co. Inc. 5.32%, 2/4/97                    430,825
A-1+    P-1         1,300    SAFECO Credit Co. Inc. 5.30%, 3/13/97                 1,286,411
A-1     P-1         1,500    Transamerica Finance Corp. 5.40%, 1/14/97             1,497,075
A-1+    P-1         1,598    USAA Capital Corp. 5.30%, 1/9/97                      1,596,121
A-1+    P-1         1,500    USAA Capital Corp. 5.29%, 1/21/97                     1,495,592
                                                                                ------------
                                                                                 $18,745,660
                                                                                ------------
                             Oil -- 1.4%
A-1+    P-1        $2,700    Chevron Oil Finance Co. 5.50%, 1/15/97               $2,694,225
                                                                                ------------
                             Publishing -- 1.3%
A-1+    P-1        $2,500    Knight Ridder, Inc. 5.32%,2/10/97 (2)                $2,485,222
                                                                                ------------
                             Pharmaceuticals -- 3.8%
A-1+    P-1        $4,375    Eli Lilly & Co. 5.28%, 1/24/97 (2)                    4,360,242
A-1+    P-1         2,925    Schering Corp. 5.35%, 3/4/97                          2,898,049
                                                                                ------------
                                                                                  $7,258,291
                                                                                ------------
                             Telecommunications -- 3.8%
A-1+    P-1        $3,500    Ameritech Corp. 5.35%, 2/13/97                       $3,477,634
A-1+    P-1         3,755    AT&T Corp. 5.20%, 3/6/97                              3,720,287
                                                                                ------------
                                                                                  $7,197,921
                                                                                ------------
                             Utilities -- 1.2%
A-1+    P-1        $1,600    National Rural Utilities Coop. Co. 5.31%, 1/7/97     $1,598,584
A-1+    P-1           800    National Rural Utilities Coop. Co. 5.30%, 1/10/97       798,940
                                                                                ------------
                                                                                  $2,397,524
                                                                                ------------
                             Total Commercial Paper, at value                   $109,737,886
                                                                                ============

U.S. Government Agency Obligations - 42.7%
--------------------------------------------------------------------------------------
                 Principal
                    Amount
            (000's Omitted)                                                      Value
--------------------------------------------------------------------------------------
                  $60,000    FFCB Discount Notes 5.46%, 1/2/97             $59,990,900
                    1,770    FHLB Discount Notes 5.36%, 3/25/97              1,748,127
                    4,000    FHLMC Discount Notes 5.36%, 2/27/97             3,966,053
                    1,950    FNMA Discount Notes 5.22%, 1/16/97              1,945,759
                    1,985    FNMA Discount Notes 5.22%, 2/3/97               1,975,502
                    4,875    FNMA Discount Notes 5.37%, 2/24/97              4,835,732
                    1,545    FNMA Discount Notes 5.31%, 3/4/97               1,530,871
                    4,000    FNMA Discount Notes 5.24%, 3/13/97              3,958,662
                    2,000    FNMA Discount Notes 5.34%, 3/24/97              1,975,673
                                                                          ------------
                             Total U.S. Government Agency Obligations,
                             at value                                     $ 81,927,279
                                                                          ------------
                             Total Investments -- 100.0%                  $191,665,165
                             Other Assets, less Liabilities -- 0.0%             (5,095)
                                                                          ------------
                             Net Assets -- 100.0%                         $191,660,070
                                                                          ============

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933.
    These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  It is the Portfolio's intention to hold the security until maturity.  At December 31, 1996, the value of these securities amounted to $1,990,045 or 0.6% of the Portfolio's net assets.

(2) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid.  This security may be resold in transactions exempt from registration or to the public if the security is registered.
    All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.  At
    December 31, 1996, the value of these securities amounted to $20,535,767 or 10.71% of the Portfolio's net assets.

FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA -- Federal National Mortgage Association (Fannie Mae)

The accompaning notes are an integral part of the financial statements





Cash Management Portfolio
Financial Statements
Statement of Assets and Liabilities
-----------------------------------------------------------------------------------
December 31, 1996
-----------------------------------------------------------------------------------
Assets:
Investments, at value (Note 1A)                                        $191,665,165
Cash                                                                          4,839
Deferred organization expenses (Note 1D)                                      6,361
                                                                       ------------
Total assets                                                           $191,676,365
Liabilities:
Trustees' fees payable                                  $ 2,711
Accrued expenses                                         13,584
                                                        -------
Total liabilities                                                            16,295
                                                                       ------------
Net Assets                                                             $191,660,070
                                                                       ============
Sources of Net Assets:
Net proceeds from capital contributions
and withdrawals                                                        $191,660,070
                                                                       ============



-----------------------------------------------------------------------------------
Statement of Operations
For the Year Ended December 31, 1996
-----------------------------------------------------------------------------------
Investment Income:
Interest Income                                                        $10,186,297
Expenses:
Investment adviser fee (Note 2)                         $939,313
Compensation of Trustees not members of the
Investment Adviser's organization (Note 2)                12,124
Custodian fee                                            116,445
Legal and accounting services                             32,809
Amortization of organization expenses (Note 1D)            2,734
Miscellaneous                                              4,835
                                                        --------
Total expenses                                                           1,108,260
                                                                       -----------
Net investment income                                                  $ 9,078,037
                                                                       ===========



Statements of Changes in Net Assets
----------------------------------------------------------------------------------
                                                       Year Ended December 31,
                                                ----------------------------------
                                                     1996                1995
                                                -------------        --------------
Increase (Decrease) in Net Assets:
From operations --
Net investment income                           $    9,078,037       $ 10,343,333
Capital transactions --
Contributions                                    1,075,567,385        815,124,407
Withdrawals                                     (1,097,885,067)      (843,381,480)
                                                --------------      -------------
Decrease in net assets resulting
from capital transactions                       $  (22,317,682)     $ (28,257,073)
                                                --------------      -------------
Total decrease in net assets                    $  (13,239,645)     $ (17,913,740)
Net Assets:
At beginning of year                               204,899,715        222,813,455
                                                --------------      -------------
At end of year                                  $  191,660,070      $ 204,899,715
                                                ==============      =============



----------------------------------------------------------------------------------
Supplementary Data
----------------------------------------------------------------------------------
                                                   Year Ended December 31,
                                        ------------------------------------------
                                             1996          1995          1994*
                                        ------------    ----------     -----------
Ratios (as a percentage of
average daily net assets):
Expenses                                    0.59%         0.60%           0.58%+
Net investment income                       4.83%         5.36%           4.22%+

+ Computed on an annualized basis.
* For the period from the start of business, May 2, 1994, to December 31, 1994.

The accompaning notes are an integral part of the financial statements




Notes to Financial Statements
December 31, 1996

(1) Significant Accounting Policies

Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. It is the normal practice of the Portfolio to hold portfolio securities to maturity and realize par value unless such sale or other disposition is mandated by withdrawal requests or other extraordinary circumstances.

B. Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

C. Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate at least annually, among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D. Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. Other -- Investment transactions are accounted for on a trade date basis.

(2) Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management
(EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $939,313 for the year ended December 31, 1996. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

(3) Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy withdrawal requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the bank's adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1996.

(4) Investments

Purchases and sales (including maturities) of investments, during the year ended December 31, 1996, exclusive of U.S. Government securities aggregated $1,174,380,859 and $1,292,278,412, respectively. Purchases and sales (including maturities) of U.S. Government Agency securities aggregated $638,763,728 and $543,634,429, respectively.



Report of Independent Accountants

To the Trustees and Investors of
Cash Management Portfolio:

We have audited the accompanying statement of assets and liabilities of Cash Management Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the two years then ended and the supplementary data for the two years then ended and for the period from May 2, 1994 (start of business) to December 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Cash Management Portfolio, as of December 31, 1996, the results of its operations for the year then ended, the changes in net assets for the two years then ended and supplementary data for the two years then ended and for the period from May 2, 1994 (start of business) to December 31, 1994, in conformity with generally accepted accounting principles.


                                      COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
January 31, 1997



Investment Management

Eaton Vance
Mutual Funds
Trust
24 Federal Street
Boston, MA 02110

Officers
M. Dozier Gardner
President, Trustee

James B. Hawkes
Vice President, Trustee

William H. Ahern, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Thomas Otis
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of
New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of
Investment Banking, Harvard
University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Director, Fiduciary
Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant


Cash Management
Portfolio
24 Federal Street
Boston, MA 02110

Officers

M. Dozier Gardner
President, Trustee

James B. Hawkes
Vice President, Trustee

Michael B. Terry
Vice President
and Portfolio Manager

James L. O'Connor
Treasurer

Thomas Otis
Secretary

Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of
New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of
Investment Banking, Harvard
University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Director, Fiduciary Company
Incorporated

Jack L. Treynor
Investment Adviser and Consultant



Portfolio Investment Adviser

Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator

Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter

Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian

Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent

First Data Investors Services Group, Inc.
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Independent Accountants

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02110

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

Eaton Vance
Mutual Funds Trust
24 Federal Street
Boston, MA 02110                MMSRC-2/97